Angel Oak Strategic Credit Fund

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities — 14.57%
Corevest American Finance Trust, Series 2019-1, Class E, 5.489%, 3/15/2052 (a)	$275,000	$265,884
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)	250,000	250,727
GSAA Home Equity Trust, Series 2006-15, Class AF6, 5.876%, 9/25/2036 (b)	51,156	24,633
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (c)	168,052	88,097
Home Partners of America Trust, Series 2018-1, Class F, 4.824% (1 Month LIBOR USD + 2.350%), 7/17/2037 (a)(d)	100,000	99,751
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A1, 2.597% (1 Month LIBOR USD + 0.120%), 4/25/2037 (d)	196,709	98,330
Mosaic Solar Loan Trust, Series 2018-1A, Class C, 0.000%, 6/22/2043 (a)(e)	350,000	313,674
Mosaic Solar Loan Trust, Series 2019-1A, Class B, 0.000%, 12/21/2043 (a)(e)	100,000	76,933
Mosaic Solar Loans LLC, Series 2017-2A, Class D, 0.000%, 6/22/2043 (a)(e)	222,123	204,452

TOTAL ASSET-BACKED SECURITIES — (Cost — $1,432,525)		1,422,481

Collateralized Loan Obligations — 22.53%
AMMC CLO Ltd., Series 2016-19A, Class E, 9.597% (3 Month LIBOR USD + 7.000%), 10/16/2028 (a)(d)	250,000	250,384
Ares XLIV CLO Ltd., Series 2017-44A, Class E, 10.647% (3 Month LIBOR USD + 8.050%), 10/15/2029 (a)(d)	500,000	470,238
MMCF CLO LLC, Series 2017-1A, Class D, 8.977% (3 Month LIBOR USD + 6.380%), 1/15/2028 (a)(d)	100,000	97,425
Monroe Capital MML CLO VI Ltd., Series 2018-1A, Class E, 9.497% (3 Month LIBOR USD + 6.900%), 4/15/2030 (a)(d)	250,000	233,716
OZLM VI Ltd., Series 2014-6A, Class ES, 11.228% (3 Month LIBOR USD + 8.640%), 4/17/2031 (a)(d)	300,000	285,621
Sound Point CLO IX Ltd., Series 2015-2A, Class F, 9.092% (3 Month LIBOR USD + 6.500%), 7/20/2027 (a)(d)	300,000	290,047
THL Credit Lake Shore MM CLO I Ltd., Series 2019-1A, Class E, 0.000% (3 Month LIBOR USD + 8.500%), 4/15/2030 (a)(d)	500,000	485,000
York CLO Ltd., Series 2015-1A, Class F, 9.842% (3 Month LIBOR USD + 7.250%), 1/22/2031 (a)(d)	100,000	87,815

TOTAL COLLATERALIZED LOAN OBLIGATIONS — (Cost — $2,253,928)		2,200,246

Collateralized Mortgage Obligations — 41.13%
Alternative Loan Trust, Series 2007-20, Class A1, 2.977% (1 Month LIBOR USD + 0.500%), 8/25/2047 (d)	328,322	217,586
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 1.235%, 12/25/2046 (c)(f)	1,696,507	114,713
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (b)	324,948	151,468
American Home Mortgage Investment Trust, Series 2006-2, Class 1A2, 2.797% (1 Month LIBOR USD + 0.320%), 6/25/2046 (d)	450,477	202,327
BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT, Class F, 6.673% (1 Month LIBOR USD + 4.200%), 3/15/2034 (a)(d)	250,000	250,162
CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1X, 0.608%, 2/25/2035 (c)(f)	4,095,273	67,945
CSMC Trust, Series 2017-PFHP, Class G, 8.623% (1 Month LIBOR USD + 6.150%), 12/15/2030 (a)(d)	250,000	251,484
CSMC Trust, Series 2018-RPL2, Class A2, 4.209%, 8/25/2062 (a)(c)	211,000	211,279
Deephaven Residential Mortgage Trust, Series 2018-1A, Class B1, 4.340%, 12/25/2057 (a)(c)	200,000	197,651
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A5, 2.717% (1 Month LIBOR USD + 0.240%), 1/25/2047 (d)	258,528	224,261
GS Mortgage Securities Trust, Series 2018-HART, Class F, 6.373% (1 Month LIBOR USD + 3.900%), 10/15/2031 (a)(d)	250,000	250,536
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8, Class F, 6.473% (1 Month LIBOR USD + 4.000%), 2/15/2035 (a)(d)	100,000	101,127
RBSSP Resecuritization Trust, Series 2009-10, Class 2A2, 2.000%, 1/26/2037 (a)(c)	507,223	348,141
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A4, 5.500%, 8/25/2035	92,260	89,949
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A10, 6.000%, 11/25/2036	292,573	265,578
Residential Asset Securitization Trust, Series 2006-A8, Class 2A7, 6.500%, 8/25/2036	313,144	191,739
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M6, 7.260%, 4/25/2048 (a)	217,031	220,901
Verus Securitization Trust, Series 2019-1, Class B1, 5.365%, 2/25/2059 (a)	500,000	504,726
Washington Mutual Pass-Through Certificates Trust, Series 2005-AR1, Class X, 0.630%, 1/25/2045 (c)(f)	2,756,251	56,476
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C, 4.290%, 11/18/2047 (c)	100,000	97,389

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS — (Cost — $4,042,241)		4,015,438

Corporate Obligations — 10.25%
Financial — 10.25%
Credit Acceptance Corp., 6.625%, 3/15/2026 (a)	100,000	105,500
Hunt Cos, Inc., 6.250%, 2/15/2026 (a)	200,000	188,500
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (a)	100,000	101,000
Trinitas Capital Management LLC, 7.750%, 6/15/2023 (a)	300,000	303,968
WT Holdings, Inc., 7.000%, 4/30/2023 (a)	300,000	302,142

TOTAL CORPORATE OBLIGATIONS — (Cost — $992,747)		1,001,110

Mortgage Backed Securities — U.S. Government Agency Issues — 7.07%
Federal Home Loan Mortgage Corp., Series 2018-HQA1, Class M2, 4.777% (1 Month LIBOR USD + 2.300%), 9/25/2030 (d)	200,000	201,829
Federal Home Loan Mortgage Corp., Series 2018-HQA1, Class B1, 6.827% (1 Month LIBOR USD + 4.350%), 9/25/2030 (d)	170,000	178,515
Federal National Mortgage Association, Series 2017-C03, Class 1M2, 5.477% (1 Month LIBOR USD + 3.000%), 10/25/2029 (d)	100,000	106,332
Federal National Mortgage Association, Series 2017-C06, Class 1M2, 5.127% (1 Month LIBOR USD + 2.650%), 2/25/2030 (d)	100,000	103,292
Federal National Mortgage Association, Series 2018-C06, Class 2M2, 4.577% (1 Month LIBOR USD + 2.100%), 3/25/2031 (d)	100,000	100,164

TOTAL MORTGAGE BACKED SECURITIES — U.S. GOVERNMENT AGENCY ISSUES — (Cost — $674,422)		690,132

	Shares
Preferred Stocks — 3.14%
Real Estate Investment Trust — 3.14%
Ready Capital Corp., 6.500%, 4/30/2021	12,000	307,080

TOTAL PREFERRED STOCKS (Cost — $300,000)		307,080

Short-Term Investments — 0.69%
Money Market Funds — 0.69%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 2.310% (g)(h)	67,040	67,040

TOTAL SHORT-TERM INVESTMENTS (Cost — $67,040)		67,040

TOTAL INVESTMENTS — 99.38% (Cost — $9,762,903)		9,703,527
Other Assets in Excess of Liabilities — 0.62%		60,084

NET ASSETS — 100.00%		$9,763,611

(a)

Security exempt from registration under Rule 144A or Section 4 (a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At April 30, 2019, the value of these securities amounted to $6,748,784 or 69.12% of net assets.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of April 30, 2019.
(c)	Variable Rate Security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2019.
(d)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed is the rate in effect as of April 30, 2019.
(e)	Principal Only Security.
(f)	Interest Only Security.
(g)	All or portion of this security has been pledged as collateral in connection with open futures contracts.
(h)	Rate disclosed is the seven day yield as of April 30, 2019.

Angel Oak Strategic Credit Fund

Schedule of Open Futures Contracts

April 30, 2019 (Unaudited)

Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
3 Year ERIS Aged Standard Swap Future	December 2021	(18)	$(1,818,616)	$(31,217)
4 Year ERIS Aged Standard Swap Future	March 2022	(6)	(591,742)	(11,422)

Total				$(42,639)

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a Pricing Service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the“Adviser”) the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser’s Pricing Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2019:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$1,422,481	$—	$1,422,481
Collateralized Loan Obligations	—	2,200,246	—	2,200,246
Collateralized Mortgage Obligations	—	4,015,438	—	4,015,438
Corporate Obligations	—	1,001,110	—	1,001,110
Mortgage-Backed Securities—U.S. Government Agency Issues	—	690,132	—	690,132
Preferred Stocks	0	307,080	—	307,080
Short-Term Investments	67,040	—	—	67,040

Total	67,040	9,636,487	—	9,703,527

Other Financial Instruments*
Liabilities
Futures Contracts	$(42,639)	$—	$—	$(42,639)

*	Other financial instruments are derivative instruments, such as futures. Futures are reflected at the unrealized appreciation (depreciation) on the instrument.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2019, the Fund did not recognize any transfers to or from Level 3.

Derivative Instruments and Hedging Activities at April 30, 2019 (Unaudited)

GAAP requires disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.

During the period, the Fund entered into futures to hedge various investments for risk management.

Fair Values of Derivative Instruments in the Fund as of April 30, 2019:

Derivatives	Type of Derivative Risk	Liability Derivatives	Value
Futures Contracts	Interest Rate	Unrealized depreciation on futures contracts	$(42,639)

The average monthly notional value of short futures contracts during the period ended April 30, 2019, was ($2,624,880).